Supplement Dated January 2, 2014
To The Summary Prospectus Dated April 29, 2013

Supplement Dated January 2, 2014
To The Prospectus Dated April 29, 2013

JNL® Series Trust

Please note that all changes apply to your variable annuity product(s).

Effective December 31, 2013, please remove all references to Steven B. Young for the following funds:

•	JNL Institutional Alt 20 Fund
•	JNL Institutional Alt 35 Fund
•	JNL Institutional Alt 50 Fund
•	JNL Institutional Alt 65 Fund

This Supplement is dated January 2, 2014.

(To be used with JMV7698 04/13, VC5869 04/13, JMV7697 04/13, VC5890 04/13, VC5890ML 04/13, VC4224 04/13, JMV8798 04/13, JMV9476 04/13, JMV5763ML 04/13, JMV9476ML 04/13, JMV5763WF 04/13, JMV9476WF 04/13, VC5995 04/13, JMV5765 09/13, JMV2731 04/13, JMV9476L 09/13, JMV7698NY 04/13, NV5869 04/13, JMV7697NY 04/13, NV5890 04/13, NV4224 04/13, JMV9476NY 04/13, NV4224WF 04/13, JMV9476WFNY 04/13, NMV2731 04/13, JMV9476LNY 09/13, FVC4224FT 04/13, VC5526 04/13, VC3656 04/13, VC3657 04/13, VC3723 04/13, NV5526 04/13, NV3174 04/13, NV3174CE 04/13, and NV3784 04/13.)

Supplement Dated January 2, 2014
To The Statement of Additional Information
Dated April 29, 2013

JNL® Series Trust

Please note that all changes apply to your variable annuity product(s).

Effective December 31, 2013, please remove all references to Steven B. Young for the following funds:

•	JNL Institutional Alt 20 Fund
•	JNL Institutional Alt 35 Fund
•	JNL Institutional Alt 50 Fund
•	JNL Institutional Alt 65 Fund

This Supplement is dated January 2, 2014.

(To be used with V3180 04/13 and V3180PROXY 04/13.)

CMX12309 01/14